UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-12791 & 811-5069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

SEMI-ANNUAL REPORT

JUNE 30, 2008

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

July 25, 2008

PRESIDENT’S LETTER

Dear Shareholders:

For this report, it is prudent to first address the current macroeconomic environment before discussing the performance of the markets and your EquiTrust portfolios. Judging by measures such as employment, income, industrial production and domestic sales, the U.S. economy appears to have peaked near the end of 2007 and has declined rapidly since then. While not yet officially labeled as such, many observers, professional and non-professional alike, note the current environment looks and feels like a recession. At the very least, the U.S. economy, led by the U.S. consumer, appears to be slowing substantially from recent years.

You are likely well aware of the challenges facing U.S. consumers. The rapid rise in the price of oil has driven up the price of gasoline and contributed to sharp increases in food prices. With staples demanding more of Americans’ income, there is simply less available for discretionary items. Because the U.S. housing market remains weak, declining home values have likely also contributed to contracting consumer purchases. Further, unemployment increased in the first half of 2008, climbing to 5.50% from below 5.00% at the beginning of the year. To no surprise, measures of consumer sentiment have fallen to recessionary levels amidst rising prices and falling employment.

The U.S. government has intervened on several fronts, though with modest success near-term. Federal Reserve Chairman Ben Bernanke, along with the Federal Open Market Committee (“FOMC”), has cut 2.25% off the fed funds rate since the beginning of 2008. The Fed has traditionally used rate cuts to support a weakening economy or jump-start growth. Congress and the Whitehouse have also attempted to offset the weakening economy. This spring’s tax rebate stimulus checks were an attempt to keep U.S. consumers spending in spite of their abilities otherwise.

The domestic and global equity markets peaked last year at nearly the same time as the economy, and have declined through the first half of 2008. For the six months ended June 30, 2008, the S&P 500 Stock Composite Index (“S&P 500”) lost 11.91% on a total return basis. International stocks fared only moderately better, with the developed markets’ MSCI EAFE Index falling 10.58% over the same period.

Fixed-income returns were better than those of equities over the six-month period, but even the best performing fixed-income sectors, such as U.S. Treasuries, returned little more than their modest coupons. The Lehman Brothers U.S. Aggregate Index (“Aggregate Index”) gained 1.13% for the period, behind the 2.23% return for Lehman Brothers U.S. Treasury Index. As described in more detail below, investors stayed with extremely high quality securities over this period, while widening spreads led to declines in corporate fixed-income securities.

The declines in the equity markets can be discouraging, but they also provide opportunities for individuals investing for the long-term. We encourage investors to follow an asset allocation plan and to continue adding to it when the financial markets present long-term opportunities, similar to those becoming apparent in equities now. In that regard, the EquiTrust portfolios offer investors exposure to the domestic equity and fixed-income markets. Below is a summary of portfolio and market performance for the six months ended June 30, 2008.

Value Growth: The S&P 500 declined 11.91% for the period, and was down nearly 17% from its high in early October 2007. This is within shouting distance of the 20% decline that draws Wall Street’s bear market label. To no surprise, financial stocks accounted for half of the Index’s loss year-to-date. Only energy and materials stocks avoided declines over this period, rallying along with the prices of their underlying commodities.

The Initial Class of the Value Growth Portfolio returned -7.20% for the period. The Portfolio’s Service Class was incepted on June 1, 2008; assuming the Service Class had been available for the entire six-month period, its return would have been -7.33%. The Portfolio hasn’t totally avoided the market’s declines given its relatively full equity weighting and high correlation to the S&P 500. Relative to the Index, though, the Portfolio benefited from its underweight position in financials, while also benefiting from better-performing individual stocks. Our stock picking was favorable, as well, in the energy and health care sectors, but detracted from the Portfolio’s returns in the industrials and utilities sectors.

In the market’s declines, we are finding numerous stocks trading near their 52-week lows and/or are 10%-20% off their start for the year. However, given the portfolio’s modest cash balance, we remain fairly selective and tend to look for stocks to sell to fund purchases.

High Grade Bond: The U.S. Treasury curve got steeper over the period as the two-year Treasury declined 43 basis points (0.43%) to 2.62% and the ten-year Treasury decreased 5 basis points (0.05%) to 3.97%; while the thirty-year Treasury increased 7 basis points (0.07%) to 4.52%.

The Initial Class of the High Grade Bond Portfolio underperformed its benchmark as reflected by the -0.52% total return produced by the Portfolio versus the 1.13% total return produced by the Aggregate Index. The Portfolio’s Service Class was incepted on June 1, 2008; assuming the Service Class had been available for the entire six-month period, its return would have been -0.64 percent. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. fixed-rate mortgage-backed securities (39% of the Index) 1.93%; U.S. Treasury securities (22% of the Index) 2.23%; and U.S. investment grade corporate securities (20% of the Index) -0.84%. The Aggregate Index had an effective duration of 4.68 as of June 30, 2008. In comparison, the Portfolio had approximately 49% of its assets in fixed-rate mortgage-backed securities or agencies, 31% in corporate securities, 17% in cash equivalents and 3% in commercial mortgage-backed securities. The effective duration of the Portfolio was 4.30. The Portfolio underperformed the Aggregate Index mainly because of its overexposure to underperforming corporate securities and its lower exposure to outperforming Treasury securities.

The current level of additional yield that investors are receiving on fixed-income securities that entail credit risk over credit risk-free Treasury bonds is at historically wide levels, making these assets appear very attractively priced relative to Treasury bonds. Because of this, we will be more willing to increase our exposure to these fixed-income securities which should result in increasing the duration of the Portfolio to be more closely in line with the Aggregate Index.

Strategic Yield: The Lehman Brothers U.S. High Yield Index (“High Yield Index”) produced a return of -1.31% for the period with the option-adjusted spread at 708 basis points (7.08%) at the end of the period, which was 139 basis points (1.39%) more than at the start of the period. The High Yield Index was hurt by a reduction in market liquidity and concerns over increased levels of future defaults.

During the reporting period, the Initial Class of the Strategic Yield Portfolio produced a total return of -1.50%, lagging that of the High Yield Index and the -0.84% return on the Lehman Brothers U.S. Investment Grade Corporate Index. The Portfolio’s Service Class was incepted on June 1, 2008; assuming the Service Class had been available for the entire six-month period, its return would have been -1.62 percent. The Portfolio’s performance was hindered by its high exposure to underperforming financial issues and Portfolio expenses. At the end of the period, the Portfolio had approximately 56% of its assets in securities rated investment grade, 40% in securities rated high yield by Moody’s or S&P and 11% invested in cash equivalents.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed: The S&P 500 declined 11.91% for the period, and the yield on the 10-year Treasury, at 3.97%, was uncompelling. The Initial Class of the Managed Portfolio returned -4.17% for the reporting period. The Portfolio’s Service Class was incepted on June 1, 2008; assuming the Service Class had been available for the entire six-month period, its return would have been -4.29%.

The Portfolio’s equity holdings, and particularly its financials stock holdings, outperformed the S&P 500. An overweight allocation in gold stocks and our specific stock selections within the health care sector contributed the balance of the Portfolio’s positive relative equity return, modestly offset by trailing performance in the consumer discretionary and industrials sectors. The fixed-income and cash allocations contributed half of the Portfolio’s above-average performance for the period.

We prefer high quality, dividend-paying equities given the low yields on high quality fixed-income issues.

Money Market: The interest rates offered by money market funds are closely related to the target rates set by the FOMC. The FOMC meets several times throughout the year to determine the target Fed Funds rate, or overnight lending rates between banks. These rates have been lowered to 2.00% through June 30, 2008. The FOMC continues to evaluate the greater risk to the economy as the US is facing both slowing growth and increasing inflation. While slower growth alone would require the FOMC to drop short-term interest rates to stimulate the economy, higher inflation on its own, would indicate the FOMC should increase rates to stop prices from rising too fast. Recent troubles with Government-Sponsored Entities, which support lending in the housing market, have become a focus for the FOMC. Stability in the mortgage and housing market is critical to a recovery for the U.S. economy. The market is predicting that the FOMC will leave rates substantially unchanged throughout the fall of 2008. On June 30, 2008, the Money Market Portfolio had a 7-day yield of 1.73% for the Initial Class and 1.52% for the Service Class.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization domestic equity market. It remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments. The Initial Class of the Blue Chip Portfolio returned -13.44% for the reporting period. The Portfolio’s Service Class was incepted on June 1, 2008; assuming the Service Class had been available for the entire six-month period, its return would have been -13.57%. The Portfolio thus trailed the S&P 500’s -11.91% return for the period reflecting the moderately deeper declines suffered by the domestic equity market’s largest names, which have a larger weight in the Portfolio than in the S&P 500.

We appreciate your investment in the Fund and we take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2008

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2008

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur ongoing costs, including management fees and other Fund expenses. In addition, Service Class (“SC”) shares also incur distribution (12b-1) fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. For Initial Class (“IC”) shares, the Example is based on an investment of $1,000 invested on January 1, 2008 and held until June 30, 2008. For SC shares, the Example is based on investment of $1,000 invested on June 2, 2008 and held until June 30, 2008.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Portfolio and Share Class	Beginning Account Value 1/1/2008 (1)	Ending Account Value 6/30/2008	Expenses Paid During Period 1/1/2008 - 6/30/2008 (2)	Annualized Expense Ratio (2)(3)
Value Growth — IC				0.57%
Actual	$1,000	$928.00	$2.72
Hypothetical (4)	$1,000	$1,022.18	$2.85
Value Growth — SC				0.44%
Actual	$1,000	$934.10	$0.33
Hypothetical (4)	$1,000	$1,024.65	$0.35
High Grade Bond — IC				0.43%
Actual	$1,000	$994.80	$2.11
Hypothetical (4)	$1,000	$1,022.88	$2.14
High Grade Bond — SC				0.16%
Actual	$1,000	$999.10	$0.13
Hypothetical (4)	$1,000	$1,024.87	$0.13
Strategic Yield — IC				0.58%
Actual	$1,000	$985.00	$2.84
Hypothetical (4)	$1,000	$1,022.14	$2.90
Strategic Yield — SC				0.80%
Actual	$1,000	$999.20	$0.63
Hypothetical (4)	$1,000	$1,024.36	$0.64
Managed — IC				0.55%
Actual	$1,000	$958.30	$2.66
Hypothetical (4)	$1,000	$1,022.29	$2.75

Portfolio and Share Class	Beginning Account Value 1/1/2008 (1)	Ending Account Value 6/30/2008	Expenses Paid During Period 1/1/2008 - 6/30/2008 (2)	Annualized Expense Ratio (2)(3)
Managed — SC				0.22%
Actual	$1,000	$952.60	$0.17
Hypothetical (4)	$1,000	$1,024.82	$0.18
Money Market — IC				0.45%
Actual	$1,000	$1,012.00	$2.24
Hypothetical (4)	$1,000	$1,022.77	$2.25
Money Market — SC				0.67%
Actual	$1,000	$1,001.30	$0.53
Hypothetical (4)	$1,000	$1,024.47	$0.54
Blue Chip — IC				0.30%
Actual	$1,000	$865.60	$1.39
Hypothetical (4)	$1,000	$1,023.51	$1.50
Blue Chip — SC				0.20%
Actual	$1,000	$910.20	$0.15
Hypothetical (4)	$1,000	$1,024.84	$0.16
(1)	The “Beginning Account Value” date for SC shares is June 2, 2008, the initial offering date.
(2)	SC shares represent the period beginning June 2, 2008 through June 30, 2008. Large purchases occurring on the last day in June caused the “annualized expense ratio” and “expenses paid during period” for the SC shares to calculate low for the period. Over the long-term, the annualized expense ratio for the SC shares should be approximately 0.25% higher than the IC shares.
(3)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 182 days for IC, and 29 days for SC, and divided by 366 to reflect the one-half year period.
(4)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS

Investments in securities, at value (cost — $58,366,622; $51,356,268; $46,476,036; $84,618,383; $15,103,957; and $65,193,447, respectively)	$61,296,398	$50,058,783	$43,995,681	$89,798,834	$15,103,957	$80,103,512
Cash	—	—	—	—	103,133	—
Receivables:
Accrued dividends and interest	73,309	354,273	627,527	192,673	4,087	99,210
Fund shares sold	30,443	253,627	6,878	73,277	4,494	77,169
Investment securities sold	617,209	—	—	—	—	—
Prepaid expense and other assets	1,577	1,170	1,113	2,305	431	2,071

Total Assets	62,018,936	50,667,853	44,631,199	90,067,089	15,216,102	80,281,962

LIABILITIES

Payables:
Fund shares redeemed	98,339	135,098	83,568	107,890	38,610	115,802
Investment securities purchased	—	2,932,833	—	—	—	—
Dividends	—	21	25	—	1,779	—
Accrued expenses	10,265	6,805	7,217	13,017	3,623	13,537

Total Liabilities	108,604	3,074,757	90,810	120,907	44,012	129,339

NET ASSETS	$61,910,332	$47,593,096	$44,540,389	$89,946,182	$15,172,090	$80,152,623

ANALYSIS OF NET ASSETS

Paid-in capital	$59,620,452	$48,871,890	$49,074,725	$83,689,175	$15,172,090	$68,828,699
Accumulated undistributed net investment income	487,751	—	—	1,194,310	—	980,360
Accumulated undistributed net realized gain (loss) from investment transactions	(1,127,647)	18,691	(2,053,981)	(117,754)	—	(4,566,501)
Net unrealized appreciation (depreciation) of investments	2,929,776	(1,297,485)	(2,480,355)	5,180,451	—	14,910,065

NET ASSETS	$61,910,332	$47,593,096	$44,540,389	$89,946,182	$15,172,090	$80,152,623

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2008

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio

NET ASSET VALUE PER SHARE

Initial Class: Net Assets	$61,861,274	$47,224,860	$44,531,950	$89,824,304	$15,167,090	$80,033,453
Shares issued and outstanding	4,741,308	4,809,555	5,206,187	6,288,116	15,167,090	2,228,986
NET ASSET VALUE PER SHARE	$13.05	$9.82	$8.55	$14.28	$1.00	$35.91

Service Class: Net Assets	$49,058	$368,236	$8,439	$121,878	$5,000	$119,170
Shares issued and outstanding	3,760	37,503	987	8,534	5,000	3,320
NET ASSET VALUE PER SHARE	$13.05	$9.82	$8.55	$14.28	$1.00	$35.90

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2008

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME

Dividends	$601,516	$—	$23,587	$747,087	$—	$1,064,201
Interest	72,593	1,251,758	1,428,556	707,448	233,765	46,435
Less foreign tax withholding	(3,659)	—	—	(5,133)	—	—

Total Investment Income	670,450	1,251,758	1,452,143	1,449,402	233,765	1,110,636

EXPENSES

Paid to Affiliates:
Investment advisory and management fees	145,136	70,193	100,561	210,290	20,490	87,173
Distribution fees	1	2	1	1	1	1
Accounting fees	14,750	11,699	11,173	14,723	4,098	14,571
Custodian fees	3,403	3,428	2,926	4,143	4,405	2,895
Professional fees	5,222	4,060	3,952	6,819	2,462	6,771
Trustees’ fees and expenses	2,904	2,084	1,981	4,191	732	3,899
Reports to shareholders	1,426	949	941	2,036	325	1,982
Insurance and bonds	1,266	855	844	1,823	266	1,789
Proxy expense	3,471	2,512	2,419	5,086	928	4,774
Miscellaneous	5,126	3,850	3,906	5,988	2,960	6,429

Total Expenses	182,705	99,632	128,704	255,100	36,667	130,284
Fees paid indirectly	(6)	(4)	(4)	(8)	(1)	(8)

Net Expenses	182,699	99,628	128,700	255,092	36,666	130,276

Net Investment Income	487,751	1,152,130	1,323,443	1,194,310	197,099	980,360

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investment transactions	(1,037,202)	18,691	11,947	(233,188)	—	(238)
Change in unrealized appreciation (depreciation) of investments	(4,310,123)	(1,455,218)	(1,981,959)	(4,878,996)	—	(13,596,340)

Net Loss on Investments	(5,347,325)	(1,436,527)	(1,970,012)	(5,112,184)	—	(13,596,578)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,859,574)	$(284,397)	$(646,569)	$(3,917,874)	$197,099	$(12,616,218)

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS

Net investment income	$487,751	$1,502,365	$1,152,130	$2,247,831	$1,323,443	$2,722,242
Net realized gain (loss) from investment transactions	(1,037,202)	2,409,768	18,691	29,609	11,947	1,755
Change in unrealized appreciation (depreciation) of investments	(4,310,123)	(453,003)	(1,455,218)	45,176	(1,981,959)	(1,224,366)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,859,574)	3,459,130	(284,397)	2,322,616	(646,569)	1,499,631

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Initial Class	(1,502,365)	(1,163,459)	(1,152,037)	(2,247,831)	(1,323,416)	(2,722,242)
Service Class	—	—	(93)	—	(27)	—
Net realized gain from investment transactions:
Initial Class	(2,736,188)	(2,257,123)	(19,907)	(21,030)	—	—
Service Class	—	—	—	—	—	—

Total Dividends and Distributions	(4,238,553)	(3,420,582)	(1,172,037)	(2,268,861)	(1,323,443)	(2,722,242)
CAPITAL SHARE TRANSACTIONS	3,138,937	2,118,738	3,010,338	6,614,216	1,263,260	4,988,713

Total Increase (Decrease) in Net Assets	(5,959,190)	2,157,286	1,553,904	6,667,971	(706,752)	3,766,102

NET ASSETS

Beginning of period	67,869,522	65,712,236	46,039,192	39,371,221	45,247,141	41,481,039

End of period (including accumulated undistributed net investment income as set forth below)	$61,910,332	$67,869,522	$47,593,096	$46,039,192	$44,540,389	$45,247,141

Accumulated Undistributed Net Investment Income	$487,751	$1,502,365	$—	$—	$—	$—

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS

Net investment income	$1,194,310	$3,357,314	$197,099	$670,368	$980,360	$1,916,168
Net realized gain (loss) from investment transactions	(233,188)	3,101,563	—	—	(238)	1,455,563
Change in unrealized appreciation (depreciation) of investments	(4,878,996)	(997,219)	—	—	(13,596,340)	2,437,202

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,917,874)	5,461,658	197,099	670,368	(12,616,218)	5,808,933

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Initial Class	(3,357,314)	(2,642,530)	(197,093)	(670,368)	(1,916,168)	(1,750,924)
Service Class	—	—	(6)	—	—	—
Net realized gain from investment transactions:
Initial Class	(3,363,319)	(3,999,345)	—	—	—	—
Service Class	—	—	—	—	—	—

Total Dividends and Distributions	(6,720,633)	(6,641,875)	(197,099)	(670,368)	(1,916,168)	(1,750,924)
CAPITAL SHARE TRANSACTIONS	3,511,921	4,457,107	(1,291,764)	7,906,872	(81,119)	447,012

Total Increase (Decrease) in Net Assets	(7,126,586)	3,276,890	(1,291,764)	7,906,872	(14,613,505)	4,505,021

NET ASSETS

Beginning of period	97,072,768	93,795,878	16,463,854	8,556,982	94,766,128	90,261,107

End of period (including accumulated undistributed net investment income as set forth below)	$89,946,182	$97,072,768	$15,172,090	$16,463,854	$80,152,623	$94,766,128

Accumulated Undistributed Net Investment Income	$1,194,310	$3,357,314	$—	$—	$980,360	$1,916,168

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

June 30, 2008

(Unaudited)

	Shares Held	Value

COMMON STOCKS (93.82%)
BUSINESS SERVICES (7.10%)
Adobe Systems Inc. (1)	11,700	$460,863
eBay Inc. (1)	19,135	522,960
Intuit Inc. (1)	13,980	385,429
Microsoft Corp.	48,455	1,332,997
Oracle Corp. (1)	46,070	967,470
Symantec Corp. (1)	28,002	541,839
VASCO Data Security International, Inc. (1)	17,500	184,275

		4,395,833
CHEMICALS AND ALLIED PRODUCTS (14.27%)
Abbott Laboratories	10,400	550,888
Amgen Inc. (1)	7,625	359,595
Colgate-Palmolive Co.	5,355	370,030
Dow Chemical Co. (The)	5,330	186,070
E. I. du Pont de Nemours and Co.	16,005	686,454
Genentech, Inc. (1)	4,600	349,140
Johnson & Johnson	24,600	1,582,764
K-V Pharmaceutical Co.-Class A (1)	12,700	245,491
Mylan Inc.	24,650	297,526
Novartis AG	5,700	313,728
Pfizer Inc.	66,886	1,168,498
Procter & Gamble Co. (The)	16,425	998,804
Schering-Plough Corp.	14,980	294,956
Teva Pharmaceutical Industries Ltd.	21,791	998,028
Wyeth	8,985	430,921

		8,832,893
COMMUNICATIONS (3.16%)
AT&T Inc.	17,660	594,965
Comcast Corp.-Class A	18,765	355,972
Embarq Corp.	6,700	316,709
Sprint Nextel Corp.	33,013	313,624
Verizon Communications Inc.	10,625	376,125

		1,957,395
DEPOSITORY INSTITUTIONS (4.22%)
Bank of America Corp.	16,089	384,044
Bank of New York Mellon Corp. (The)	21,040	795,943
Citigroup Inc.	22,363	374,804
National City Corp.	6,830	32,579
New York Community Bancorp, Inc.	23,156	413,103
State Street Corp.	3,130	200,289
U.S. Bancorp	9,135	254,775
Wachovia Corp.	9,950	154,523

		2,610,060
DRUG STORES AND PROPRIETARY STORES (0.59%)
Walgreen Co.	11,245	365,575

	Shares Held	Value

ELECTRIC, GAS AND SANITARY SERVICES (3.40%)
Atmos Energy Corp.	11,267	$310,631
CMS Energy Corp.	28,300	421,670
Integrys Energy Group, Inc.	9,886	502,505
Pinnacle West Capital Corp.	9,200	283,084
Waste Management, Inc.	5,300	199,863
Xcel Energy Inc.	19,405	389,458

		2,107,211
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.06%)
Cisco Systems, Inc. (1)	46,570	1,083,218
Emerson Electric Co.	4,600	227,470
General Electric Co.	82,780	2,209,398
Helen of Troy Ltd. (1)	8,966	144,532
Intel Corp.	17,500	375,900
JDS Uniphase Corp. (1)	12,750	144,840
QUALCOMM Inc.	4,200	186,354

		4,371,712
FABRICATED METAL PRODUCTS (0.97%)
Illinois Tool Works Inc.	12,580	597,676

FOOD AND KINDRED PRODUCTS (4.40%)
Anheuser-Busch Companies, Inc.	9,930	616,852
Coca-Cola Co. (The)	11,970	622,201
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	208,643
Dr Pepper Snapple Group, Inc. (1)	15,300	320,994
Kraft Foods Inc.	12,708	361,542
PepsiCo, Inc.	9,330	593,295

		2,723,527
FOOD STORES (0.54%)
Kroger Co. (The)	11,686	337,375

FORESTRY (0.49%)
Weyerhaeuser Co.	5,965	305,050

FURNISHINGS AND HOME FURNITURE STORES (0.32%)
Bed Bath & Beyond Inc. (1)	7,010	196,981

GENERAL MERCHANDISE STORES (2.37%)
Target Corp.	13,790	641,097
Wal-Mart Stores, Inc.	14,735	828,107

		1,469,204
HOLDING AND OTHER INVESTMENT OFFICES (1.85%)
Adams Express Co. (The)	63,254	749,560
H&Q Life Sciences Investors	34,474	393,693

		1,143,253

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

INDUSTRIAL MACHINERY AND EQUIPMENT (5.07%)
3M Co.	14,430	$1,004,184
EMC Corp. (1)	62,025	911,147
Hewlett-Packard Co.	5,270	232,987
Ingersoll-Rand Co. Ltd.-Class A	19,260	720,902
Sigma Designs, Inc. (1)	19,400	269,466

		3,138,686
INSTRUMENTS AND RELATED PRODUCTS (6.54%)
Agilent Technologies, Inc. (1)	7,000	248,780
Becton, Dickinson and Co.	11,026	896,414
Danaher Corp.	2,400	185,520
Excel Technology, Inc. (1)	6,600	147,312
Medtronic, Inc.	15,340	793,845
Stryker Corp.	7,980	501,782
Thermo Fisher Scientific Inc. (1)	16,352	911,297
Zimmer Holdings, Inc. (1)	5,330	362,706

		4,047,656
INSURANCE AGENTS, BROKERS AND SERVICE (0.48%)
Arthur J. Gallagher & Co.	12,365	297,996

INSURANCE CARRIERS (3.51%)
Allstate Corp. (The)	4,910	223,847
American Equity Investment Life Holding Co.	29,300	238,795
American International Group, Inc.	12,765	337,762
EMC Insurance Group Inc.	13,620	327,970
Lincoln National Corp.	4,485	203,260
MBIA Inc.	4,690	20,589
MetLife, Inc.	8,705	459,363
Protective Life Corp.	4,215	160,381
WellPoint, Inc. (1)	4,222	201,221

		2,173,188
LUMBER & OTHER BUILDING MATERIALS DEALERS (0.53%)
Lowe’s Companies, Inc.	15,690	325,567

MANAGEMENT AND RELATED SERVICES (1.06%)
Paychex, Inc.	9,900	309,672
Quest Diagnostics Inc.	7,200	348,984

		658,656
METAL MINING (2.84%)
Barrick Gold Corp.	24,946	1,135,043
Newmont Mining Corp.	12,000	625,920

		1,760,963
MOTION PICTURES (1.12%)
News Corp.-Class A	17,040	256,282
Time Warner Inc.	29,390	434,972

		691,254

	Shares Held	Value

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.56%)
United Parcel Service, Inc.-Class B	5,675	$348,842

NONDEPOSITORY INSTITUTIONS (0.14%)
SLM Corp. (1)	4,275	82,721

OIL AND GAS EXTRACTION (9.80%)
Anadarko Petroleum Corp.	7,400	553,816
Apache Corp.	5,200	722,800
Baker Hughes Inc.	6,200	541,508
Exterran Holdings, Inc. (1)	5,900	421,791
Helmerich & Payne, Inc.	14,600	1,051,492
Noble Corp.	8,600	558,656
Occidental Petroleum Corp.	6,800	611,048
Rowan Companies, Inc.	8,800	411,400
Transocean Inc. (1)	3,100	472,409
Weatherford International Ltd. (1)	14,600	724,014

		6,068,934
PAPER AND ALLIED PRODUCTS (1.12%)
AbitibiBowater Inc.	5,797	54,086
Kimberly-Clark Corp.	10,720	640,842

		694,928
PERSONAL SERVICES (0.58%)
Cintas Corp.	13,560	359,476

PETROLEUM AND COAL PRODUCTS (4.31%)
BP p.l.c.	6,000	417,420
Chevron Corp.	10,300	1,021,039
ConocoPhillips	10,257	968,158
Valero Energy Corp.	6,300	259,434

		2,666,051
PRINTING AND PUBLISHING (0.80%)
Meredith Corp.	8,945	253,054
R. R. Donnelley & Sons Co.	8,110	240,786

		493,840
RAILROAD TRANSPORTATION (0.38%)
Union Pacific Corp.	3,140	237,070

TOBACCO PRODUCTS (0.48%)
Altria Group, Inc.	4,260	87,586
Philip Morris International Inc.	4,260	210,401

		297,987
TRANSPORTATION EQUIPMENT (3.12%)
Federal Signal Corp.	13,300	159,600
Honeywell International Inc.	18,835	947,024
ITT Corp.	13,020	824,557

		1,931,181

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

WHOLESALE TRADE — NONDURABLE GOODS (0.64%)
SYSCO Corp.	14,390	$395,869

Total Common Stocks (Cost $55,154,834)		58,084,610

SHORT-TERM INVESTMENTS (5.19%)
MONEY MARKET MUTUAL FUND (0.10%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $62,914)	62,914	62,914

	Principal Amount
COMMERCIAL PAPER (2.18%)
NONDEPOSITORY INSTITUTIONS (1.70%)
American Express Credit Corp., 2.20%, due 07/07/08	$200,000	200,000
American General Finance Corp., 2.52%, due 07/11/08	300,000	300,000
General Electric Capital Corp., 2.24%, due 07/23/08	550,000	550,000

		1,050,000
PETROLEUM AND COAL PRODUCTS (0.48%)
Chevron Corp., 2.05%, due 07/01/08	300,000	300,000

Total Commercial Paper (Cost $1,350,000)		1,350,000

UNITED STATES GOVERNMENT AGENCIES (2.91%)
Federal Home Loan Bank, due 07/01/08	300,000	300,000
Federal Home Loan Bank, due 07/02/08	350,000	349,980
Federal Home Loan Bank, due 07/14/08	300,000	299,767
Federal Home Loan Bank, due 07/18/08	850,000	849,127

Total United States Government Agencies (Cost $1,798,874)		1,798,874

Total Short-Term Investments (Cost $3,211,788)		3,211,788

Total Investments (99.01%) (Cost $58,366,622)		61,296,398

OTHER ASSETS LESS LIABILITIES (0.99%)
Cash, receivables, prepaid expense and other assets, less liabilities		613,934

Total Net Assets (100.00%)		$61,910,332

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

June 30, 2008

(Unaudited)

	Principal Amount	Value

CORPORATE BONDS (32.28%)
DEPOSITORY INSTITUTIONS (8.38%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000	$841,150
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	834,210
Huntington National Bank, 5.50%, due 02/15/16	700,000	570,402
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,126,065
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	618,128

		3,989,955
ELECTRIC, GAS AND SANITARY SERVICES (6.15%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	700,000	797,587
Oglethorpe Power Corp., 6.974%, due 06/30/11	366,000	378,078
PacifiCorp, 6.90%, due 11/15/11	750,000	805,238
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	947,100

		2,928,003
FOOD AND KINDRED PRODUCTS (2.11%)
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000	1,005,620

FOOD STORES (1.34%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	600,000	635,250

FURNITURE AND FIXTURES (1.06%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	506,100

HOLDING AND OTHER INVESTMENT OFFICES (1.34%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	637,014

INSURANCE CARRIERS (4.80%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,509,750
SunAmerica Inc., 8.125%, due 04/28/23	700,000	774,984

		2,284,734
SECURITY AND COMMODITY BROKERS (4.15%)
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	870,021
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000	1,105,442

		1,975,463

	Principal Amount	Value

TOBACCO PRODUCTS (1.62%)
UST Inc., 7.25%, due 06/01/09	$750,000	$769,320

TRANSPORTATION — BY AIR (1.12%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	374,681	337,999
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	184,028	192,433

		530,432
TRANSPORTATION EQUIPMENT (0.21%)
Ford Motor Co., 9.215%, due 09/15/21	150,000	101,250

Total Corporate Bonds (Cost $16,410,572)		15,363,141

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.67%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.09%, due 08/01/39	1,500,000	1,270,665

Total Commercial Mortgage Pass-Through Certificates (Cost $1,482,516)		1,270,665

MORTGAGE-BACKED SECURITIES (51.92%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (17.97%)
3023 Class TG, 5.50%, due 08/01/35	1,300,655	1,274,122
3051 Class MY, 5.50%, due 10/01/25	1,000,000	986,420
Pool # A53146, 5.50%, due 10/01/36 (3)	1,853,545	1,829,217
Pool # A69436, 6.00%, due 12/01/37	881,707	891,352
Pool # G02562, 6.00%, due 01/01/37	1,293,020	1,308,147
Pool # G02648, 5.50%, due 12/01/36	1,314,300	1,297,049
Pool # G03803, 5.50%, due 01/01/38	980,829	967,342

		8,553,649
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (15.48%)
Pool # 50276, 9.50%, due 02/01/20	626	699
Pool # 7148, 5.50%, due 07/01/38 (2)	3,000,000	2,956,641
Pool # 256103, 5.50%, due 02/01/26	731,983	730,455
Pool # 897144, 6.00%, due 09/01/36	851,453	860,349
Pool # 906224, 5.50%, due 01/01/37 (3)	1,571,892	1,552,459
Pool # 928570, 6.00%, due 08/01/37	1,252,732	1,265,430

		7,366,033

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (18.47%)
2003-1 Class PE, 5.50%, due 07/01/32	$1,000,000	$989,274
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,005,534
Pool # 1512, 7.50%, due 12/01/23	12,659	13,576
Pool # 2631, 7.00%, due 08/01/28	18,176	19,347
Pool # 2658, 6.50%, due 10/01/28	32,829	34,059
Pool # 2701, 6.50%, due 01/01/29	41,954	43,514
Pool # 2796, 7.00%, due 08/01/29	32,660	34,750
Pool # 3039, 6.50%, due 02/01/31	13,077	13,553
Pool # 3040, 7.00%, due 02/01/31	20,719	22,017
Pool # 3188, 6.50%, due 01/01/32	75,186	77,827
Pool # 3239, 6.50%, due 05/01/32	73,020	75,584
Pool # 3261, 6.50%, due 07/01/32	139,380	144,275
Pool # 3320, 5.50%, due 12/01/32	596,033	593,751
Pool # 3333, 5.50%, due 01/01/33	488,031	485,854
Pool # 3375, 5.50%, due 04/01/33	74,194	73,863
Pool # 3390, 5.50%, due 05/01/33	325,231	323,780
Pool # 3403, 5.50%, due 06/01/33	553,180	550,712
Pool # 3458, 5.00%, due 10/01/33	501,524	485,882
Pool # 3499, 5.00%, due 01/01/34	772,420	747,931
Pool # 3556, 5.50%, due 05/01/34	779,294	775,919
Pool # 3623, 5.00%, due 10/01/34	1,287,962	1,247,127
Pool # 22630, 6.50%, due 08/01/28	18,868	19,576
Pool # 276337, 10.00%, due 08/01/19	5,115	5,779
Pool # 643816, 6.00%, due 07/01/25	984,496	1,005,668

		8,789,152

Total Mortgage-Backed Securities (Cost $24,747,037)		24,708,834

SHORT-TERM INVESTMENTS (18.31%)
COMMERCIAL PAPER (6.20%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 2.37%, due 07/11/08	150,000	150,000
American Express Credit Corp., 2.20%, due 07/14/08	250,000	250,000
American Express Credit Corp., 2.20%, due 07/14/08	950,000	950,000
American General Finance Corp., 2.58%, due 07/14/08	1,250,000	1,250,000
General Electric Capital Corp., 2.00%, due 07/11/08	350,000	350,000

Total Commercial Paper (Cost $2,950,000)		2,950,000

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (11.91%)
Federal Home Loan Bank, due 07/02/08	$1,300,000	$1,299,924
Federal Home Loan Bank, due 07/07/08	1,000,000	999,655
Federal Home Loan Bank, due 07/11/08	475,000	474,721
Federal Home Loan Bank, due 07/14/08	500,000	499,611
Federal Home Loan Bank, due 07/18/08	2,400,000	2,397,557

Total United States Government Agencies (Cost $5,671,468)		5,671,468

	Shares Held
MONEY MARKET MUTUAL FUND (0.20%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $94,675)	94,675	94,675

Total Short-Term Investments (Cost $8,716,143)		8,716,143

Total Investments (105.18%) (Cost $51,356,268)		50,058,783

OTHER ASSETS LESS LIABILITIES (-5.18%)
Cash, receivables, prepaid expense and other assets, less liabilities		(2,465,687)

Total Net Assets (100.00%)		$47,593,096

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 06/30/08, the carrying value of each unit was 75.071, representing $1,126,065 or 2.37% of total net assets.
Maritime & NE Pipeline was purchased at 104.481 on 04/20/01. As of 06/30/08, the carrying value of each unit was 113.941, representing $797,587 or 1.68% of total net assets.
As of 06/30/08, the carrying value of all restricted securities was $1,923,652 or 4.05% of total net assets.
(2)	Firm commitment to purchase on 7/14/08.
(3)	Trade restricted in a segregated account to cover firm commitment.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

June 30, 2008

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (1.36%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$604,160

	Principal Amount
CORPORATE BONDS (68.54%)
APPAREL AND ACCESSORY STORES (2.96%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,319,500

CHEMICALS AND ALLIED PRODUCTS (4.82%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000	1,487,500
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000	660,000

		2,147,500
DEPOSITORY INSTITUTIONS (2.53%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,126,065

ELECTRIC, GAS AND SANITARY SERVICES (12.77%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	1,332,940
Bruce Mansfield Unit 1, 6.85% due 06/01/34	1,500,000	1,507,620
Entergy Corp., 6.18%, due 03/01/35	1,700,000	1,551,964
ESI Tractebel, 7.99%, due 12/30/11	213,000	216,195
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	905,000
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	181,300	174,203

		5,687,922
FOOD STORES (2.94%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,310,868

FURNITURE AND FIXTURES (2.96%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,315,860

HOLDING AND OTHER INVESTMENT OFFICES (17.65%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	600,420
First Industrial L.P., 7.60%, due 07/15/28	700,000	640,115
First Industrial L.P., 7.75%, due 04/15/32	500,000	446,015
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,239,927

	Principal Amount	Value

HRPT Properties Trust, 6.25%, due 08/15/16	$1,075,000	$979,755
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000	949,915
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,400,010
Rouse Company, LP (The), 5.375%, due 11/26/13	2,000,000	1,603,240

		7,859,397
INSURANCE CARRIERS (1.44%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	642,363

MOTION PICTURES (1.95%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	868,848

PAPER AND ALLIED PRODUCTS (7.68%)
AbitibiBowater Inc., 9.375%, due 12/15/21	900,000	580,500
Cascades Inc., 7.25%, due 02/15/13	1,000,000	882,500
International Paper Co., 7.95%, due 06/15/18	1,000,000	997,740
Potlatch Corp., 9.125%, due 12/01/09	900,000	959,625

		3,420,365
PIPELINES, EXCEPT NATURAL GAS (3.65%)
NuStar Ligistics, L.P., 7.65%, due 04/15/18	1,600,000	1,623,616

TRANSPORTATION — BY AIR (2.18%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,100,653	970,556

WATER TRANSPORTATION (5.01%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,155,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	1,000,000	1,076,540

		2,231,540

Total Corporate Bonds (Cost $32,823,305)		30,524,400

MORTGAGE-BACKED SECURITIES (18.12%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (11.71%)
3023 Class TG, 5.50%, due 08/01/35	975,492	955,591
3051 Class MY, 5.50%, due 10/01/25	1,000,000	986,420

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (11.71%) — continued
Pool # A53146, 5.50%, due 10/01/36	$648,740	$640,225
Pool # A69436, 6.00%, due 12/01/37	1,322,560	1,337,029
Pool # G02648, 5.50%, due 12/01/36	1,314,299	1,297,049

		5,216,314
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.41%)
Pool # 256103, 5.50%, due 02/01/26	731,983	730,455
Pool # 897144, 6.00%, due 09/01/36	851,453	860,349
Pool # 928570, 6.00%, due 08/01/37	1,252,732	1,265,431

		2,856,235

Total Mortgage-Backed Securities (Cost $8,058,159)		8,072,549

SHORT-TERM INVESTMENTS (10.76%)
COMMERCIAL PAPER
NONDEPOSITORY INSTITUTIONS (1.57%)
American General Finance Corp., 2.71%, due 07/07/08	700,000	700,000

Total Commercial Paper (Cost $700,000)		700,000

UNITED STATES GOVERNMENT AGENCIES (8.97%)
Federal Farm Credit Bank, due 07/01/08	1,000,000	1,000,000
Federal Home Loan Bank, due 07/11/08	1,000,000	999,417
Federal Home Loan Bank, due 07/31/08	1,000,000	998,207
Federal National Mtg Assn, due 7/14/08	1,000,000	999,238

Total United States Government Agencies (Cost $3,996,862)		3,996,862

	Shares Held	Value

MONEY MARKET MUTUAL FUND (0.22%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $97,710)	97,710	$97,710

Total Short-Term Investments (Cost $4,794,572)		4,794,572

Total Investments (98.78%) (Cost $46,476,036)		43,995,681

OTHER ASSETS LESS LIABILITIES (1.22%)
Cash, receivables, prepaid expense and other assets, less liabilities		544,708

Total Net Assets (100.00%)		$44,540,389

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 06/30/08, the carrying value of each unit was 75.071, representing $1,126,065 or 2.53% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 06/30/08, the carrying value of each unit was 107.654, representing $1,076,540 or 2.42% of total net assets.
As of 06/30/08, the carrying value of all restricted securities was $2,202,605 or 4.95% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

June 30, 2008

(Unaudited)

	Shares Held	Value

COMMON STOCKS (72.00%)
BUSINESS SERVICES (1.79%)
eBay Inc. (1)	8,900	$243,237
Microsoft Corp.	30,600	841,806
Oracle Corp. (1)	24,830	521,430

		1,606,473
CHEMICALS AND ALLIED PRODUCTS (11.55%)
Abbott Laboratories	21,600	1,144,152
Amgen Inc. (1)	3,900	183,924
Colgate-Palmolive Co.	7,430	513,413
Dow Chemical Co. (The)	13,965	487,518
E. I. du Pont de Nemours and Co.	22,875	981,109
Johnson & Johnson	33,612	2,162,596
K-V Pharmaceutical Co.-Class A (1)	12,600	243,558
Mylan Inc.	35,550	429,088
Novartis AG	8,060	443,622
Pfizer Inc.	90,184	1,575,514
Procter & Gamble Co. (The)	13,605	827,320
Schering-Plough Corp.	15,700	309,133
Teva Pharmaceutical Industries, Ltd.	11,399	522,074
Wyeth	11,800	565,928

		10,388,949
COMMUNICATIONS (2.22%)
AT&T Inc.	12,600	424,494
Comcast Corp.-Class A	13,590	257,802
Embarq Corp.	9,600	453,792
Sprint Nextel Corp.	46,171	438,625
Verizon Communications Inc.	11,800	417,720

		1,992,433
DEPOSITORY INSTITUTIONS (2.84%)
Bank of America Corp.	17,202	410,612
Bank of New York Mellon Corp. (The)	12,683	479,798
Citigroup Inc.	19,822	332,217
National City Corp.	8,695	41,475
New York Community Bancorp, Inc.	44,834	799,839
U.S. Bancorp	12,895	359,642
Wachovia Corp.	8,328	129,334

		2,552,917
DRUG STORES AND PROPRIETARY STORES (0.56%)
Walgreen Co.	15,560	505,856

ELECTRIC, GAS AND SANITARY SERVICES (4.81%)
Atmos Energy Corp.	22,952	632,787
Integrys Energy Group, Inc.	14,304	727,072
Pinnacle West Capital Corp.	24,200	744,634
Tortoise Energy Capital Corp.	45,369	1,145,567

	Shares Held	Value

Waste Management, Inc.	15,400	$580,734
Xcel Energy Inc.	24,690	495,528

		4,326,322
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.61%)
Cisco Systems, Inc. (1)	35,830	833,406
General Electric Co.	106,965	2,854,896
Helen of Troy Ltd. (1)	12,334	198,824
Intel Corp.	11,900	255,612

		4,142,738
FABRICATED METAL PRODUCTS (0.54%)
Illinois Tool Works Inc.	10,155	482,464

FOOD AND KINDRED PRODUCTS (3.40%)
Anheuser-Busch Companies, Inc.	11,995	745,129
Coca-Cola Co. (The)	10,380	539,552
Diageo plc	7,200	531,864
Kraft Foods Inc.	15,399	438,102
PepsiCo, Inc.	12,650	804,414

		3,059,061
FORESTRY (1.07%)
Weyerhaeuser Co.	18,770	959,898

GENERAL MERCHANDISE STORES (1.51%)
Target Corp.	4,760	221,292
Wal-Mart Stores, Inc.	20,290	1,140,298

		1,361,590
HOLDING AND OTHER INVESTMENT OFFICES (0.71%)
H&Q Life Sciences Investors	19,081	217,905
iShares MSCI Japan Index	34,030	424,694

		642,599
INDUSTRIAL MACHINERY AND EQUIPMENT (3.30%)
3M Co.	20,305	1,413,025
EMC Corp. (1)	36,800	540,592
Hewlett-Packard Co.	5,460	241,387
Ingersoll-Rand Co., Ltd.-Class A	20,634	772,331

		2,967,335
INSTRUMENTS AND RELATED PRODUCTS (2.50%)
Becton, Dickinson and Co.	6,235	506,906
Medtronic, Inc.	10,150	525,263
Stryker Corp.	5,140	323,203
Thermo Fisher Scientific Inc. (1)	7,840	436,923
Zimmer Holdings, Inc. (1)	6,750	459,337

		2,251,632

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

INSURANCE AGENTS, BROKERS AND SERVICE (0.47%)
Arthur J. Gallagher & Co.	17,455	$420,666

INSURANCE CARRIERS (3.73%)
Allstate Corp. (The)	7,140	325,513
American International Group, Inc.	8,375	221,603
EMC Insurance Group Inc.	43,608	1,050,081
Lincoln National Corp.	6,630	300,472
MetLife, Inc.	11,370	599,995
Old Republic International Corp.	31,100	368,224
Protective Life	6,225	236,861
WellPoint, Inc. (1)	5,328	253,932

		3,356,681
LUMBER & OTHER BUILDING MATERIAL DEALERS (0.17%)
Lowe’s Companies, Inc.	7,525	156,144

MANAGEMENT AND RELATED SERVICES (0.68%)
Quest Diagnostics Inc.	12,600	610,722

METAL MINING (3.94%)
Barrick Gold Corp.	57,916	2,635,178
Newmont Mining Corp.	17,500	912,800

		3,547,978
MOTION PICTURES (0.50%)
News Corp.	29,500	452,825

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.46%)
United Parcel Service, Inc.-Class B	6,720	413,078

NONDEPOSITORY CREDIT INSTITUTIONS (0.11%)
SLM Corp. (1)	5,095	98,588

OIL AND GAS EXTRACTION (8.12%)
Anadarko Petroleum Corp.	13,700	1,025,308
Apache Corp.	6,700	931,300
Baker Hughes Inc.	8,700	759,858
Devon Energy Corp.	6,400	769,024
Occidental Petroleum Corp.	22,250	1,999,385
Rowan Companies, Inc.	16,700	780,725
Weatherford International Ltd. (1)	21,000	1,041,390

		7,306,990
PAPER AND ALLIED PRODUCTS (1.08%)
AbitibiBowater Inc.	8,358	77,980
Kimberly-Clark Corp.	15,015	897,597

		975,577
PERSONAL SERVICES (0.57%)
Cintas Corp.	19,235	509,920

	Shares Held	Value

PETROLEUM AND COAL PRODUCTS (2.94%)
BP p.l.c.	8,100	$563,517
ConocoPhillips	17,170	1,620,676
Valero Energy Corp.	11,100	457,098

		2,641,291
PIPELINES, EXCEPT NATURAL GAS (3.46%)
Buckeye Partners, L.P.	12,500	534,625
Enbridge Energy Partners, L.P.	12,200	613,782
Kinder Morgan Management, LLC (1)	27,088	1,458,689
Magellan Midstream Partners, L.P.	14,100	501,819

		3,108,915
PRINTING AND PUBLISHING (0.77%)
Meredith Corp.	13,010	368,053
R. R. Donnelley & Sons Co.	10,925	324,363

		692,416
TOBACCO PRODUCTS (0.32%)
Altria Group, Inc.	4,045	83,165
Philip Morris International Inc.	4,045	199,782

		282,947
TRANSPORTATION EQUIPMENT (2.75%)
Federal Signal Corp.	36,400	436,800
Genuine Parts Co.	13,600	539,648
Honeywell International Inc.	16,905	849,983
ITT Corp.	10,190	645,333

		2,471,764
WHOLESALE TRADE — NONDURABLE GOODS (0.52%)
SYSCO Corp.	17,085	470,008

Total Common Stocks (Cost $59,714,555)		64,756,777

	Principal Amount
MORTGAGE-BACKED SECURITIES (23.43%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,225,866
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,438,500
2003-71 Class AK, 5.00%, due 09/01/29	600,000	602,527
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,568,633
2004-22 Class BK, 3.47%, due 04/01/34	257,547	255,708
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,299,734
2004-72 Class DE, 5.00%, due 07/01/32	500,000	482,973

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) — continued
2004-76 Class VG, 5.00%, due 09/01/23	$700,000	$703,678
2004-89 Class KC, 4.00%, due 10/01/34	533,278	527,436
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,669,516
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,007,398
2004-109 Class WE, 5.00%, due 05/01/33	780,000	747,903
2005-44 Class KC, 5.00%, due 04/01/31	1,500,000	1,500,388
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	948,610
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,357,178
Pool # 2796, 7.00%, due 08/01/29	48,989	52,125
Pool # 3040, 7.00%, due 02/01/31	25,899	27,522
Pool # 3188, 6.50%, due 01/01/32	75,187	77,827
Pool # 3239, 6.50%, due 05/01/32	122,291	126,586
Pool # 3333, 5.50%, due 01/01/33.	213,514	212,561
Pool # 3403, 5.50%, due 06/01/33	174,382	173,603
Pool # 3442, 5.00%, due 09/01/33	754,748	731,207
Pool # 3459, 5.50%, due 10/01/33	495,649	493,437
Pool # 672081, 6.00%, due 08/01/37	825,752	839,622

Total Mortgage-Backed Securities (Cost $20,932,309)		21,070,538

SHORT-TERM INVESTMENTS (4.41%)
COMMERCIAL PAPER (1.22%)
NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 2.46%, due 07/03/08	1,100,000	1,100,000

Total Commercial Paper (Cost $1,100,000)		1,100,000

UNITED STATES GOVERNMENT AGENCIES (3.03%)
Federal Farm Credit Bank, due 07/01/08	600,000	600,000
Federal Home Loan Bank, due 07/11/08	1,000,000	999,413
Federal Home Loan Bank, due 07/14/08	725,000	724,450
Federal National Mortgage, Assoc., due 07/09/08	400,000	399,816

Total United States Government Agencies (Cost $2,723,679)		2,723,679

	Shares Held	Value

MONEY MARKET MUTUAL FUND (0.16%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $147,840)	147,840	$147,840

Total Short-Term Investments (Cost $3,971,519)		3,971,519

Total Investments (99.84%) (Cost $84,618,383)		89,798,834

OTHER ASSETS LESS LIABILITIES (0.16%)
Cash, receivables, prepaid expense and other assets, less liabilities		147,348

Total Net Assets (100.00%)		$89,946,182

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

June 30, 2008

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (99.55%)
COMMERCIAL PAPER (21.26%)
INSURANCE CARRIERS (4.94%)
Prudential Funding, LLC, due 07/02/08	2.085%	$250,000	$250,000
Prudential Funding, LLC, due 07/24/08	2.226	250,000	250,000
Prudential Funding, LLC, due 08/07/08	2.257	250,000	250,000

			750,000

NONDEPOSITORY INSTITUTIONS (14.67%)
American Express Credit Corp., due 07/07/08	2.236	250,000	250,000
American Express Credit Corp., due 08/21/08	2.460	250,000	250,000
American Express Credit Corp., due 08/22/08	2.460	250,000	250,000
American General Finance, due 07/02/08	2.802	225,000	225,000
American General Finance, due 08/25/08	2.823	250,000	250,000
American General Finance, due 08/26/08	2.823	250,000	250,000
General Electric Capital Corp., due 07/08/08	2.155	250,000	250,000
General Electric Capital Corp., due 07/15/08	2.257	250,000	250,000
General Electric Capital Corp., due 07/31/08	2.358	250,000	250,000

			2,225,000

PETROLEUM AND COAL PRODUCTS (1.65%)
Chevron Corp., due 07/10/08	2.075	250,000	250,000

Total Commercial Paper (Cost $3,225,000)			3,225,000

UNITED STATES GOVERNMENT AGENCIES (78.29%)
Federal Farm Credit Bank, due 07/10/08	2.090	250,000	249,871
Federal Farm Credit Bank, due 07/22/08	2.082	250,000	249,701
Federal Home Loan Bank, due 07/09/08	1.964	125,000	124,946
Federal Home Loan Bank, due 07/11/08	2.036	500,000	499,721
Federal Home Loan Bank, due 07/14/08	2.085	300,000	299,777
Federal Home Loan Bank, due 07/22/08	2.114	275,000	274,666
Federal Home Loan Bank, due 07/23/08	2.056	400,000	399,505
Federal Home Loan Bank, due 07/25/08	2.187	350,000	349,497
Federal Home Loan Bank, due 08/06/08	2.199	325,000	324,297
Federal Home Loan Bank, due 08/08/08	2.136	250,000	249,445
Federal Home Loan Bank, due 08/13/08	2.219	300,000	299,218
Federal Home Loan Bank, due 08/20/08	2.280	300,000	299,066
Federal Home Loan Bank, due 08/27/08	2.270	350,000	348,764
Federal Home Loan Mortgage Corp., due 07/16/08	2.196	325,000	324,707
Federal Home Loan Mortgage Corp., due 07/17/08	2.084	350,000	349,681
Federal Home Loan Mortgage Corp., due 07/21/08	2.068	400,000	399,547
Federal Home Loan Mortgage Corp., due 07/28/08	2.089	500,000	499,229
Federal Home Loan Mortgage Corp., due 08/01/08	2.038	300,000	299,482
Federal Home Loan Mortgage Corp., due 08/04/08	2.199	375,000	374,233
Federal Home Loan Mortgage Corp., due 08/11/08	2.150	350,000	349,157
Federal Home Loan Mortgage Corp., due 08/15/08	2.225	300,000	299,179
Federal Home Loan Mortgage Corp., due 08/18/08	2.221	300,000	299,126
Federal Home Loan Mortgage Corp., due 09/02/08	2.302	300,000	298,813
Federal Home Loan Mortgage Corp., due 09/08/08	2.343	275,000	273,787

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (78.29%) — continued
Federal National Mortgage Assoc., due 07/01/08	1.882	$300,000	$300,000
Federal National Mortgage Assoc., due 07/03/08	2.003	600,000	599,934
Federal National Mortgage Assoc., due 07/09/08	1.954	125,000	124,947
Federal National Mortgage Assoc., due 07/16/08	2.068	300,000	299,745
Federal National Mortgage Assoc., due 07/18/08	2.086	350,000	349,660
Federal National Mortgage Assoc., due 07/29/08	2.146	475,000	474,219
Federal National Mortgage Assoc., due 07/30/08	2.069	600,000	599,015
Federal National Mortgage Assoc., due 08/05/08	2.217	300,000	299,364
Federal National Mortgage Assoc., due 08/12/08	2.187	250,000	249,372
Federal National Mortgage Assoc., due 08/14/08	2.187	250,000	249,343
Federal National Mortgage Assoc., due 08/19/08	2.290	250,000	249,234
Federal National Mortgage Assoc., due 08/29/08	2.291	350,000	348,709

Total United States Government Agencies (Cost $11,878,957)			11,878,957

Total Short-Term Investments (Cost $15,103,957)			15,103,957

OTHER ASSETS LESS LIABILITIES (0.45%)
Cash, receivables, prepaid expense and other assets, less liabilities			68,133

Total Net Assets (100.00%)			$15,172,090

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

June 30, 2008

(Unaudited)

	Shares Held	Value

COMMON STOCKS (96.83%)
BUSINESS SERVICES (4.65%)
Microsoft Corp.	91,883	$2,527,701
Oracle Corp. (1)	57,149	1,200,129

		3,727,830
CHEMICALS AND ALLIED PRODUCTS (15.84%)
Abbott Laboratories	24,755	1,311,272
Amgen Inc. (1)	17,835	841,099
Bristol-Myers Squibb Co.	41,053	842,818
Colgate-Palmolive Co.	6,950	480,245
Dow Chemical Co. (The)	10,505	366,729
E. I. du Pont de Nemours and Co.	15,756	675,775
Eli Lilly and Co.	17,662	815,278
Johnson & Johnson	42,710	2,747,961
Merck & Co., Inc.	31,708	1,195,075
Pfizer Inc.	44,377	775,266
Procter & Gamble Co. (The)	43,542	2,647,789

		12,699,307
COMMUNICATIONS (4.62%)
AT&T Inc.	34,855	1,174,265
CBS Corp.-Class B	12,084	235,517
Comcast Corp.-Class A	33,054	627,034
Verizon Communications Inc.	36,562	1,294,295
Viacom Inc.-Class B (1)	12,084	369,045

		3,700,156
DEPOSITORY INSTITUTIONS (6.00%)
Bank of America Corp.	45,666	1,090,047
Citigroup Inc.	48,341	810,195
JPMorgan Chase & Co.	46,325	1,589,411
Wachovia Corp.	25,460	395,394
Wells Fargo & Co.	39,005	926,369

		4,811,416
EATING AND DRINKING PLACES (3.12%)
McDonald’s Corp.	44,467	2,499,935

ELECTRIC, GAS AND SANITARY SERVICES (3.63%)
Exelon Corp.	24,105	2,168,486
Southern Co. (The)	21,215	740,828

		2,909,314
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.38%)
Cisco Systems, Inc. (1)	61,023	1,419,395
General Electric Co.	84,256	2,248,793
Intel Corp.	57,041	1,225,241
Motorola, Inc.	37,189	272,967
Texas Instruments Inc.	26,461	745,142

		5,911,538

	Shares Held	Value

FOOD AND KINDRED PRODUCTS (5.03%)
Anheuser-Busch Companies, Inc.	11,202	$695,868
Coca-Cola Co. (The)	31,034	1,613,147
Kraft Foods Inc.	26,424	751,763
PepsiCo, Inc.	15,208	967,077

		4,027,855
FORESTRY (0.40%)
Weyerhaeuser Co.	6,270	320,648

GENERAL MERCHANDISE STORES (3.62%)
Target Corp.	11,900	553,231
Wal-Mart Stores, Inc.	41,773	2,347,643

		2,900,874
INDUSTRIAL MACHINERY AND EQUIPMENT (10.56%)
3M Co.	17,453	1,214,554
Applied Materials, Inc.	23,520	448,997
Caterpillar Inc.	28,044	2,070,208
Dell Inc. (1)	30,585	669,200
EMC Corp. (1)	37,308	548,054
Hewlett-Packard Co.	40,454	1,788,471
International Business Machines Corp.	14,526	1,721,767

		8,461,251
INSURANCE CARRIERS (1.23%)
American International Group, Inc.	37,204	984,418

MOTION PICTURES (2.32%)
Time Warner Inc.	49,492	732,481
Walt Disney Co. (The)	36,092	1,126,070

		1,858,551
NONDEPOSITORY INSTITUTIONS (2.91%)
American Express Co.	54,692	2,060,248
Federal National Mortgage Assoc.	14,090	274,896

		2,335,144
PETROLEUM AND COAL PRODUCTS (12.46%)
Chevron Corp.	38,610	3,827,409
Exxon Mobil Corp.	69,936	6,163,460

		9,990,869
PRIMARY METAL INDUSTRIES (1.35%)
Alcoa Inc.	30,278	1,078,502

SECURITY AND COMMODITY BROKERS (0.52%)
Ameriprise Financial, Inc.	10,349	420,894

TOBACCO PRODUCTS (3.33%)
Altria Group, Inc.	38,185	785,084
Philip Morris International Inc.	38,185	1,885,957

		2,671,041

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

TRANSPORTATION EQUIPMENT (7.86%)
Boeing Co. (The)	26,912	$1,768,657
General Motors Corp.	16,365	188,197
Honeywell International Inc.	37,254	1,873,131
United Technologies Corp.	40,007	2,468,432

		6,298,417

Total Common Stocks (Cost $62,697,895)		77,607,960

SHORT-TERM INVESTMENTS (3.11%)
MONEY MARKET MUTUAL FUND (0.15%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $121,786)	121,786	121,786

	Principal Amount
COMMERCIAL PAPER (0.90%)
INSURANCE CARRIERS (0.37%)
Prudential Funding, LLC, 2.00%, due 07/21/08	$300,000	300,000

NONDEPOSITORY INSTITUTIONS (0.53%)
American General Finance Corp., 2.58%, due 07/14/08	425,000	425,000

Total Commercial Paper (Cost $725,000)		725,000

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (2.06%)
Federal Home Loan Bank, due 07/11/08	$400,000	$399,760
Federal Home Loan Bank, due 07/18/08	300,000	299,691
Federal Home Loan Bank, due 07/25/08	400,000	399,413
Federal National Mortgage Assoc., due 07/03/08	400,000	399,954
Federal National Mortgage Assoc., due 07/07/08	150,000	149,948

Total United States Government Agencies (Cost $1,648,766)		1,648,766

Total Short-Term Investments (Cost $2,495,552)		2,495,552

Total Investments (99.94%) (Cost $65,193,447)		80,103,512

OTHER ASSETS LESS LIABILITIES (0.06%)
Cash, receivables, prepaid expense and other assets, less liabilities		49,111

Total Net Assets (100.00%)		$80,152,623

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Initial Class (“IC”) and Service Class (“SC”) shares. The Fund began offering SC shares on June 1, 2008. Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

SC shares are charged distribution fees while IC shares are not. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except SC shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the SC shares). In addition, the Board of Trustees of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than distribution fees which are only charged to SC shares), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class.

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for certain basis adjustments resulting from a taxable spin-off and taxable mergers. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective January 1, 2008, the Fund adopted Statement on Financial Accounting Standards (Statement) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. See Note 4, “Fair Value”, for detailed information regarding fair value measurements.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. As of June 30, 2008, the Fund is not aware of any uncertain tax positions. The Fund is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for tax tears prior to 2004.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

As of June 30, 2008, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
Net Capital Loss Carryforwards Expire In:	Value Growth	Strategic Yield	Managed	Blue Chip
2010	$—	$1,483,000	$—	$—
2011	—	571,000	—	3,950,000
2012	—	—	—	556,000
2013	—	—	—	60,000
2016	1,329,000	—	259,000	—

	$1,329,000	$2,054,000	$259,000	$4,566,000

For the period ended June 30, 2008, the Strategic Yield Portfolio utilized approximately $12,000 of capital loss carryforwards.

As of June 30, 2008, the components of accumulated earnings and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Managed
Undistributed ordinary income	$487,751	$1,194,310
Accumulated capital losses	(1,329,054)	(258,591)
Net unrealized appreciation of investments	3,131,183	5,321,288

Total accumulated earnings	$2,289,880	$6,257,007

Differences between book and tax amounts are primarily attributable to taxable spin-offs, mergers and corporate inversions.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

The Fund has entered into agreements with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. Pursuant to these agreements, SC pays a 12B-1 distribution fee at an annual rate of 0.25% of the average daily net asset value attributable to the class of shares. There are no other fees paid by the Fund associated with these services.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the period ended June 30, 2008, EquiTrust Investment further agreed to reimburse any IC Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the period ended June 30, 2008, no expense reimbursements were made to the Fund by EquiTrust Investment.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2008, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

Initial Class Portfolio	Shares
Value Growth	4,628,794
High Grade Bond	4,162,070
Strategic Yield	4,383,474
Managed	5,912,196
Money Market	12,488,394
Blue Chip	2,146,329

Service Class Portfolio	Shares
Value Growth	1,499
High Grade Bond	12,842
Strategic Yield	986
Managed	4,159
Money Market	5,000
Blue Chip	1,196

4.	Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 1, 2008 and June 30, 2008, there were no valuation inputs classified as level 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

	Investments in Securities
Valuation Inputs	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
Level 1 — Quoted Prices	$58,147,524	$94,675	$701,870	$64,904,617	$—	$77,729,746
Level 2 — Other Significant Observable Inputs	3,148,874	49,964,108	43,293,811	24,894,217	15,103,957	2,373,766
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$61,296,398	$50,058,783	$43,995,681	$89,798,834	$15,103,957	$80,103,512

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

6.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares Sold		Shares Issued In Reinvestment of Dividends and Distributions		Shares Redeemed		Net Increase (Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Period ended June 30, 2008:
Value Growth IC	123,070	$1,678,504	319,650	$4,238,553	208,346	$2,827,465	234,374	$3,089,592
Value Growth SC	3,760	49,346	—	—	—	1	3,760	49,345
High Grade Bond IC	405,083	4,071,181	117,064	1,171,944	259,923	2,601,010	262,224	2,642,115
High Grade Bond SC	37,497	368,164	7	72	1	13	37,503	368,223
Strategic Yield IC	364,035	3,199,989	152,294	1,323,416	373,416	3,268,610	142,913	1,254,795
Strategic Yield SC	987	8,463	—	2	—	—	987	8,465
Managed IC	135,714	2,012,095	462,853	6,720,633	359,144	5,342,683	239,423	3,390,045
Managed SC	8,534	121,881	—	—	—	5	8,534	121,876
Money Market IC	21,257,210	21,257,210	182,051	182,051	22,736,025	22,736,025	(1,296,764)	(1,296,764)
Money Market SC	5,000	5,000	—	—	—	—	5,000	5,000
Blue Chip IC	62,130	2,422,174	49,488	1,916,168	117,052	4,539,292	(5,434)	(200,950)
Blue Chip SC	3,320	119,835	—	—	—	4	3,320	119,831

Year Ended December 31, 2007:
Value Growth IC	315,759	$4,743,978	238,534	$3,420,582	401,982	$6,045,822	152,311	$2,118,738
High Grade Bond IC	823,371	8,291,582	225,005	2,268,861	391,457	3,946,227	656,919	6,614,216
Strategic Yield IC	757,336	6,886,780	299,636	2,722,242	507,961	4,620,309	549,011	4,988,713
Managed IC	364,695	5,762,999	438,408	6,641,875	501,851	7,947,767	301,252	4,457,107
Money Market IC	59,151,850	59,151,850	611,918	611,918	51,856,896	51,856,896	7,906,872	7,906,872
Blue Chip IC	162,130	6,821,860	43,697	1,750,924	194,153	8,125,772	11,674	447,012

7.	Investment Transactions

For the period ended June 30, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$11,181,603	$6,159,289
High Grade Bond	—	563,003
Strategic Yield	5,544,952	484,039
Managed	13,973,774	2,436,516
Blue Chip	1,953,809	6,047

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Investment Transactions (continued)

Any of the Portfolios may purchase newly issued securities on a “when-issued” basis and may purchase or sell securities on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. The transactions will not settle until they are delivered to the portfolio. The transactions are subject to market fluctuations and the current value is determined in the same manner as other portfolio securities. The High Grade Bond Portfolio has a purchase commitment on a debenture with a face amount of $3,000,000, cost of $2,932,833, and market value of $2,956,641 that is expected to settle on July 14, 2008.

The basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of June 30, 2008, by Portfolio, was composed of the following:

	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments
Portfolio		Appreciation	Depreciation
Value Growth	$58,165,215	$10,728,847	$7,597,664	$3,131,183
High Grade Bond	51,356,268	351,743	1,649,228	(1,297,485)
Strategic Yield	46,476,036	356,186	2,836,541	(2,480,355)
Managed	84,477,546	13,010,782	7,689,494	5,321,288
Blue Chip	65,193,447	26,131,978	11,221,913	14,910,065

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
	High Grade Bond		Strategic Yield		Money Market
Payable Date	IC	SC	IC	SC	IC	SC
January 31, 2008	$0.0434	$—	$0.0429	$—	$0.0032	$—
February 29, 2008	0.0406	—	0.0432	—	0.0024	—
March 31, 2008	0.0408	—	0.0411	—	0.0020	—
April 30, 2008	0.0400	—	0.0415	—	0.0015	—
May 30, 2008	0.0381	—	0.0436	—	0.0014	—
June 30, 2008	0.0425	0.0413	0.0449	0.0434	0.0014	0.0013

Total dividends per share	$0.2454	$0.0413	$0.2572	$0.0434	$0.0119	$0.0013

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended June 30, 2008 for the following Portfolios:

Ordinary Income Dividends:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
Value Growth	1/23/08	1/23/08	1/24/08	$0.3333	$—
Managed	1/23/08	1/23/08	1/24/08	0.5593	—
Blue Chip	1/23/08	1/23/08	1/24/08	0.8613	—

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

8.	Dividends and Distributions to Shareholders (continued)

Short-Term Capital Gains Distributions:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
Value Growth	1/23/08	1/23/08	1/24/08	$0.0261	$—
Managed	1/23/08	1/23/08	1/24/08	0.0084	—

The character of the short-term capital gain distributions were treated as ordinary for tax purposes.

Long-Term Capital Gains Distributions:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
Value Growth	1/23/08	1/23/08	1/24/08	$0.5810	$—
High Grade Bond	1/23/08	1/23/08	1/24/08	0.0043	—
Managed	1/23/08	1/23/08	1/24/08	0.5518	—

The Fund designates long-term capital gain distributions in accordance with Section 852(b)(3) of the Internal Revenue Code.

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS

Period ended June 30, 2008 (Unaudited) and

Years ended December 31, 2007, 2006, 2005, 2004 and 2003

		Income from Investment Operations			Less Distributions						Ratios/Supplemental Data
	Net Asset Value at Beginning of Period	Net Invest- ment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions		Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (3)	Ratio of Net Expenses to Average Net Assets (3)	Ratio of Net Investment Income to Average Net Assets (3)	Portfolio Turnover Rate
Value Growth Portfolio
Initial Class:
2008	$15.06	$0.10	$(1.17)	$(1.07)	$(0.33)	$(0.61)		$(0.94)	$13.05	(7.20)%	$61,861	0.57%	0.57%	1.51%	10%
2007	15.09	0.33	0.43	0.76	(0.27)	(0.52)		(0.79)	15.06	5.27%	67,870	0.55%	0.55%	2.20%	17%
2006	13.65	0.27	1.36	1.63	(0.19)	—		(0.19)	15.09	12.07%	65,712	0.58%	0.58%	1.88%	30%
2005	12.98	0.19	0.63	0.82	(0.15)	—		(0.15)	13.65	6.41%	60,223	0.58%	0.58%	1.42%	18%
2004	11.76	0.15	1.20	1.35	(0.13)	—		(0.13)	12.98	11.53%	58,354	0.58%	0.58%	1.22%	17%
2003	9.14	0.12	2.64	2.76	(0.14)	—		(0.14)	11.76	30.68%	52,812	0.63%	0.63%	1.26%	17%
Service Class:
2008 (2)	$13.97	$—	$(0.92)	$(0.92)	$—	$—	$		$13.05	(6.59)%	$49	0.44%	0.44%	0.64%	10%
High Grade Bond Portfolio
Initial Class:
2008	$10.12	$0.25	$(0.30)	$(0.05)	$(0.25)	$—		$(0.25)	$9.82	(0.52)%	$47,225	0.43%	0.43%	4.92%	13%
2007	10.12	0.53	0.01	0.54	(0.53)	(0.01)		(0.54)	10.12	5.48%	46,039	0.42%	0.42%	5.30%	11%
2006	10.16	0.51	(0.04)	0.47	(0.51)	—		(0.51)	10.12	4.78%	39,371	0.44%	0.44%	5.08%	17%
2005	10.38	0.47	(0.20)	0.27	(0.47)	(0.02)		(0.49)	10.16	2.65%	34,946	0.45%	0.45%	4.63%	12%
2004	10.42	0.45	—	0.45	(0.45)	(0.04)		(0.49)	10.38	4.30%	29,980	0.45%	0.45%	4.34%	26%
2003	10.39	0.47	0.08	0.55	(0.47)	(0.05)		(0.52)	10.42	5.43%	26,659	0.49%	0.49%	4.51%	28%
Service Class:
2008 (2)	$9.87	$0.04	$(0.05)	$(0.01)	$(0.04)	$—		$(0.04)	$9.82	(0.09)%	$368	0.16%	0.16%	2.51%	13%
Strategic Yield Portfolio
Initial Class:
2008	$8.94	$0.26	$(0.39)	$(0.13)	$(0.26)	$—		$(0.26)	$8.55	(1.50)%	$44,532	0.58%	0.58%	5.92%	8%
2007	9.19	0.57	(0.25)	0.32	(0.57)	—		(0.57)	8.94	3.56%	45,247	0.57%	0.57%	6.26%	17%
2006	9.14	0.55	0.05	0.60	(0.55)	—		(0.55)	9.19	6.79%	41,481	0.58%	0.58%	6.04%	16%
2005	9.37	0.53	(0.23)	0.30	(0.53)	—		(0.53)	9.14	3.26%	37,067	0.59%	0.59%	5.71%	1%
2004	9.13	0.55	0.24	0.79	(0.55)	—		(0.55)	9.37	8.94%	30,637	0.59%	0.59%	5.98%	34%
2003	8.75	0.63	0.38	1.01	(0.63)	—		(0.63)	9.13	11.97%	25,498	0.65%	0.65%	7.07%	32%
Service Class:
2008 (2)	$8.60	$0.04	$(0.05)	$(0.01)	$(0.04)	$—		$(0.04)	$8.55	(0.08)%	$8	0.80%	0.80%	6.36%	8%

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS (continued)

		Income from Investment Operations			Less Distributions					Ratios/Supplemental Data
	Net Asset Value at Beginning of Period	Net Invest- ment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (3)	Ratio of Net Expenses to Average Net Assets (3)	Ratio of Net Investment Income to Average Net Assets (3)	Portfolio Turnover Rate
Managed Portfolio
Initial Class:
2008	$16.05	$0.19	$(0.84)	$(0.65)	$(0.56)	$(0.56)	$(1.12)	$14.28	(4.17)%	$89,824	0.55%	0.55%	2.56%	12%
2007	16.32	0.56	0.33	0.89	(0.46)	(0.70)	(1.16)	16.05	5.87%	97,073	0.54%	0.54%	3.47%	14%
2006	15.80	0.49	1.28	1.77	(0.37)	(0.88)	(1.25)	16.32	11.99%	93,796	0.55%	0.55%	2.98%	24%
2005	15.67	0.35	0.32	0.67	(0.27)	(0.27)	(0.54)	15.80	4.53%	83,368	0.56%	0.56%	2.34%	24%
2004	14.73	0.27	0.97	1.24	(0.30)	—	(0.30)	15.67	8.58%	74,876	0.56%	0.56%	1.87%	26%
2003	12.34	0.30	2.43	2.73	(0.34)	—	(0.34)	14.73	22.72%	66,733	0.62%	0.62%	2.35%	24%
Service Class:
2008 (2)	$14.99	$—	$(0.71)	$(0.71)	$—	$—	$—	$14.28	(4.74)%	$122	0.22%	0.22%	1.24%	12%
Money Market Portfolio
Initial Class:
2008	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	1.20%	$15,167	0.45%	0.45%	2.41%	0%
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.71%	16,464	0.45%	0.45%	4.60%	0%
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.43%	8,557	0.54%	0.54%	4.37%	0%
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.50%	6,288	0.61%	0.61%	2.47%	0%
2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.74%	6,592	0.56%	0.56%	0.72%	0%
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.52%	6,728	0.59%	0.59%	0.53%	0%
Service Class:
2008 (2)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.13%	$5	0.67%	0.67%	1.64%	0%
Blue Chip Portfolio
Initial Class:
2008	$42.41	$0.44	$(6.08)	$(5.64)	$(0.86)	$—	$(0.86)	$35.91	(13.44)%	$80,033	0.30%	0.30%	2.25%	0%
2007	40.61	0.86	1.73	2.59	(0.79)	—	(0.79)	42.41	6.49%	94,766	0.29%	0.29%	2.04%	2%
2006	35.27	0.79	5.25	6.04	(0.70)	—	(0.70)	40.61	17.42%	90,261	0.31%	0.31%	2.07%	0%
2005	35.17	0.70	0.07	0.77	(0.67)	—	(0.67)	35.27	2.29%	82,501	0.31%	0.31%	1.98%	0%
2004	33.65	0.67	1.35	2.02	(0.50)	—	(0.50)	35.17	6.07%	84,960	0.30%	0.30%	2.00%	1%
2003	27.22	0.50	6.38	6.88	(0.45)	—	(0.45)	33.65	25.70%	79,832	0.36%	0.36%	1.72%	17%
Service Class:
2008 (2)	$39.44	$—	$(3.54)	$(3.54)	$—	$—	$—	$35.90	(8.98)%	$119	0.20%	0.20%	0.64%	0%

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2)	Service Class financial highlights are for the period June 1, 2008 to June 30, 2008. Respective ratios/supplemental data are computed on an annualized basis.

(3)	Computed on an annualized basis, unless otherwise indicated.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SHAREHOLDER MEETING RESULTS

A special meeting of the Fund’s shareholders was held on February 14, 2008. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1 Approval of amendments to the Fund’s Declaration of Trust:

	Number of Votes
Portfolio	For	Against	Abstain	Total
Value Growth	4,153,901	164,278	188,175	4,506,354
High Grade Bond	3,870,771	146,713	533,958	4,551,442
Strategic Yield	4,569,437	85,548	412,927	5,067,912
Managed	4,747,542	377,741	919,168	6,044,451
Money Market	12,180,280	879,626	2,539,462	15,599,368
Blue Chip	2,050,714	72,965	108,239	2,231,918

PROPOSAL 2 Election of Trustees:

	Number of Votes
	For	Withheld	Total
Value Growth Portfolio
Craig A. Lang	4,371,803	134,551	4,506,354
James W. Noyce	4,380,187	126,167	4,506,354
Erwin H. Johnson	4,382,402	123,952	4,506,354
Kenneth Kay	4,375,052	131,302	4,506,354
Steven W. Plate	4,389,841	116,513	4,506,354
James D. Wallace	4,380,038	126,316	4,506,354
Erlin J. Weness	4,380,038	126,316	4,506,354

High Grade Bond Portfolio
Craig A. Lang	4,363,836	187,606	4,551,442
James W. Noyce	4,364,066	187,376	4,551,442
Erwin H. Johnson	4,352,884	198,558	4,551,442
Kenneth Kay	4,355,856	195,586	4,551,442
Steven W. Plate	4,367,419	184,023	4,551,442
James D. Wallace	4,364,066	187,376	4,551,442
Erlin J. Weness	4,348,833	202,609	4,551,442

Strategic Yield Portfolio
Craig A. Lang	4,859,665	208,247	5,067,912
James W. Noyce	4,899,789	168,123	5,067,912
Erwin H. Johnson	4,873,028	194,884	5,067,912
Kenneth Kay	4,899,808	168,104	5,067,912
Steven W. Plate	4,899,808	168,104	5,067,912
James D. Wallace	4,895,824	172,088	5,067,912
Erlin J. Weness	4,899,255	168,657	5,067,912

Managed Portfolio
Craig A. Lang	5,617,803	426,648	6,044,451
James W. Noyce	5,621,671	422,780	6,044,451
Erwin H. Johnson	5,644,017	400,434	6,044,451
Kenneth Kay	5,652,701	391,750	6,044,451
Steven W. Plate	5,654,133	390,318	6,044,451
James D. Wallace	5,618,076	426,375	6,044,451
Erlin J. Weness	5,626,851	417,600	6,044,451

EQUITRUST VARIABLE INSURANCE SERIES FUND

SHAREHOLDER MEETING RESULTS (continued)

PROPOSAL 2 Election of Trustees: (continued)

	Number of Votes
	For	Withheld	Total
Money Market Portfolio
Craig A. Lang	15,567,161	32,207	15,599,368
James W. Noyce	15,568,156	31,212	15,599,368
Erwin H. Johnson	15,568,154	31,214	15,599,368
Kenneth Kay	15,568,154	31,214	15,599,368
Steven W. Plate	15,568,154	31,214	15,599,368
James D. Wallace	15,568,154	31,214	15,599,368
Erlin J. Weness	15,568,154	31,214	15,599,368

Blue Chip Portfolio
Craig A. Lang	2,184,706	47,212	2,231,918
James W. Noyce	2,192,762	39,156	2,231,918
Erwin H. Johnson	2,186,764	45,154	2,231,918
Kenneth Kay	2,191,776	40,142	2,231,918
Steven W. Plate	2,196,952	34,966	2,231,918
James D. Wallace	2,190,537	41,381	2,231,918
Erlin J. Weness	2,190,521	41,397	2,231,918

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

On November 15, 2007 the Board of Trustees, including a majority of the trustees who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent trustees”), approved for continuance the Investment Advisory and Management Services Agreement as amended and restated May 21, 2003 between all Portfolios of EquiTrust Variable Insurance Series Fund (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”) (the “Agreement”).

The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the Fund. The independent trustees were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognizes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Portfolios knowing that the Adviser managed the Portfolios and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board also reviewed and discussed reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time. The Board also considered for each Portfolio, with the exception of the Money Market Portfolio, the Portfolio’s Morningstar “snapshot” report which includes various peer group data and the Morningstar rating. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good relative to the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. The Board reviewed the amounts paid to the Adviser for advisory services. The Board compared expense ratios with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser. The Board also reviewed a report management uses to review and evaluate expenses. This information showed that the advisory fee of each Portfolio was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios of each Portfolio were below average compared to similar mutual funds. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio, and requested and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board reviewed each Portfolio’s net assets and expense ratios over a ten-year period. The Board noted that the High Grade Bond, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for certain of the Fund’s portfolios with broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determination that the level and amount of such commissions were reasonable in relation to the value and type of research received, the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities and, in turn, the Portfolios, the research is eligible for purchase with hard dollars, and the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting:

The Fund has delegated the authority to vote proxies related to the its Portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc.. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2008 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of Portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedules of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 8/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 8/26/08

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer
Date: 8/26/08